Corporate Information (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	Oct. 25, 2022	Jun. 17, 2022	Mar. 15, 2021
Spectrum licences [Member] | Regulatory Approvals and Related Proceedings [Member]
Corporate Information And Statement Of Ifrs Compliance [Line Items]
Applicable minimum possession period	10 years
Freedom Mobile Inc. [Member]
Corporate Information And Statement Of Ifrs Compliance [Line Items]
Consideration paid received		$ 2,850
Arrangement Agreement [Member] | Rogers Communications Inc [Member]
Corporate Information And Statement Of Ifrs Compliance [Line Items]
Consideration transferred			$ 26,000
Liabilities incurred			$ 6,000
Business Acquisition, Share Price			$ 40.5
Percentage of voting equity interests acquired			60.00%
Number of Consecutive Trading Days			10 days